Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Agency	¥ 2,811,936	$ 441,255	¥ 2,834,997	¥ 3,335,397
Life insurance business	2,679,720	420,507	2,703,584	3,193,625
P&C insurance business	132,216	20,748	131,413	141,772
Claims adjusting	459,178	72,055	433,148	370,606
Total net revenues	3,271,114	513,310	3,268,145	3,706,003
Operating costs and expenses:
Agency	(1,835,825)	(288,081)	(1,953,744)	(2,263,952)
Life insurance business	(1,742,640)	(273,458)	(1,866,227)	(2,166,126)
P&C insurance business	(93,185)	(14,623)	(87,517)	(97,826)
Claims adjusting	(279,342)	(43,835)	(260,121)	(219,496)
Total operating costs	(2,115,167)	(331,916)	(2,213,865)	(2,483,448)
Selling expenses	(306,463)	(48,091)	(288,460)	(278,085)
General and administrative expenses	(547,579)	(85,927)	(463,634)	(475,107)
Total operating costs and expenses	(2,969,209)	(465,934)	(2,965,959)	(3,236,640)
Income from operations	301,905	47,376	302,186	469,363
Other income, net:
Investment income related to the realized gain on available-for-sale investments	32,898	5,162	34,789	79,070
Interest income	2,971	466	13,420	2,828
Others, net	33,314	5,228	11,907	9,664
Income before income taxes, share of income and impairment of affiliates, net	371,088	58,232	362,302	560,925
Income tax expense	(90,574)	(14,213)	(83,387)	(143,816)
Share of income of affiliates, net of impairment	(20,573)	(3,228)	(2,738)	(224,555)
Net income	259,941	40,791	276,177	192,554
Less: net income attributable to the noncontrolling interests	8,952	1,405	7,923	3,622
Foreign currency translation adjustments	(9,116)	(1,430)	9,639	10,178
Unrealized net gains on available-for-sale investments	6,252	981	23,811	17,231
Share of other comprehensive gain (loss) of affiliates	(1,281)	(201)	(3,016)	452
Net income attributable to the Company’s shareholders	¥ 250,989	$ 39,386	¥ 268,254	¥ 188,932
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.23	$ 0.04	¥ 0.25	¥ 0.17
Diluted: (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.23	$ 0.04	¥ 0.25	¥ 0.17
Shares used in calculating net income per share:
Basic: (in Shares)	1,073,891,784	1,073,891,784	1,073,891,784	1,092,601,338
Diluted (in Shares)	1,074,291,194	1,074,291,194	1,074,291,360	1,093,229,436
Net income	¥ 259,941	$ 40,791	¥ 276,177	¥ 192,554
Total comprehensive income	255,796	40,141	306,611	220,415
Less: Comprehensive income attributable to the noncontrolling interests	8,952	1,405	7,923	3,622
Comprehensive income attributable to the Company’s shareholders	¥ 246,844	$ 38,736	¥ 298,688	¥ 216,793